LOANS AND FINANCING - Amortization Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortization schedules of long term loans and financing
Long-term debt	R$ 11,545,658	R$ 14,457,315
Year Two
Amortization schedules of long term loans and financing
Long-term debt	2,253,958	873,274
Year Three
Amortization schedules of long term loans and financing
Long-term debt	1,199,045	3,158,211
Year Four
Amortization schedules of long term loans and financing
Long-term debt	121,490	1,730,177
Year Five
Amortization schedules of long term loans and financing
Long-term debt	1,209,109	147,715
More than 5 years
Amortization schedules of long term loans and financing
Long-term debt	R$ 6,762,056
Year Six
Amortization schedules of long term loans and financing
Long-term debt		1,296,597
After Year Six
Amortization schedules of long term loans and financing
Long-term debt		R$ 7,251,341